Summary of Significant Accounting Policies - Schedule of financial instruments measured at fair value (Details) - USD ($) $ in Thousands	Jun. 29, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock warrant liability	$ 0	$ 1,918	$ 550
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total		1,918	550
Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total		0	0
Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total		0	0
Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total		1,918	550
Preferred stock warrant liability | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock warrant liability		1,441	550
Preferred stock warrant liability | Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock warrant liability		0	0
Preferred stock warrant liability | Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock warrant liability		0	0
Preferred stock warrant liability | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock warrant liability		1,441	$ 550
Common stock warrant liability | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock warrant liability		477
Common stock warrant liability | Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock warrant liability		0
Common stock warrant liability | Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock warrant liability		0
Common stock warrant liability | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Stock warrant liability		$ 477